787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 15, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	TD Asset Management USA Funds Inc.
Securities Act File No. 33-96132 Investment Company Act File No. 811-9086

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Asset Management USA Funds Inc. (the “Registrant”) hereby certifies that the definitive forms of prospectus and statement of additional information for the TDAM Tactical Opportunities Fund, a series of the Registrant, dated October 14, 2014, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the Registrant (the “Amendment”) electronically filed with the Securities and Exchange Commission on October 8, 2014. The Amendment became effective on October 13, 2014.

Sincerely,

/s/ Elliot J. Gluck

Elliot J. Gluck

New York   Washington    Paris    London    Milan   Rome    Frankfurt    Brussels

in alliance with Dickson Minto W.S., London and Edinburgh